Note 5 - Goodwill and Intangible Assets (Details) - Intangible Assets Subject to Amortization (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 658,200	$ 658,200
Accumulated Amortization and Foreign Exchange	(29,790)	(8,811)
Net Book Value	628,410	649,389
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	494,000	494,000
Accumulated Amortization and Foreign Exchange	(19,600)	(6,420)
Net Book Value	474,400	487,580
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	164,200	164,200
Accumulated Amortization and Foreign Exchange	(10,190)	(2,391)
Net Book Value	$ 154,010	$ 161,809